INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Operating loss carryforward	$ 52,092	$ 43,297
Research and development credit	3,265	2,300
Accrued social benefits	182	136
Net deferred tax asset before valuation allowance	55,539	45,733
Valuation allowance	(55,539)	(45,733)
Net deferred tax asset